Organization, Basis of Presentation and Liquidity	6 Months Ended
Jun. 30, 2011
Organization, Basis of Presentation and Liquidity [Abstract]
Organization, Basis of Presentation and Liquidity

1.	Organization, Basis of Presentation and Liquidity

Organization

Aradigm Corporation (the “Company,” “we,” “our,” or “us”) is a California corporation, incorporated in 1991, focused on the development and commercialization of drugs delivered by inhalation for the treatment of severe respiratory diseases. The Company’s principal activities to date have included conducting research and development and developing collaborations. Management does not anticipate receiving any revenues from the sale of products in the upcoming year, except for royalty revenue from Zogenix. The Company operates as a single operating segment.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Certain information and footnote disclosures normally included in financial statements prepared in accordance with United States generally accepted accounting principles have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of management, the financial statements reflect all adjustments, which are of a normal recurring nature, necessary for fair presentation. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010, as filed with the SEC on March 25, 2011 (the “2010 Annual Report on Form 10-K”). The results of the Company’s operations for the interim periods presented are not necessarily indicative of operating results for the full fiscal year or any future interim period.

The balance sheet at December 31, 2010 has been derived from the audited financial statements at that date, but does not include all of the information and footnotes required by United States generally accepted accounting principles for complete financial statements. For further information, please refer to the financial statements and notes thereto included in the 2010 Annual Report on Form 10-K.

The accompanying unaudited condensed consolidated financial statements include the accounts of Aradigm Corporation and the Company’s active wholly-owned subsidiary, Aradigm Royalty Financing LLC. All intercompany transactions have been eliminated.

Liquidity

The Company had cash, cash equivalents and short-term investments of approximately $9.4 million as of June 30, 2011. Management believes that this amount, as well as the proceeds from the July 2011 private placement (see Note 12), will be sufficient to fund operations through at least the second quarter of 2012.